LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term borrowings	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Guaranteed or collateralized	¥ 0			¥ 0
Interest expense, long-term debt	¥ 278,116	$ 40,317	¥ 318,735